Share-based awards (Tables)	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of stock option activity
The following table summarizes option activity for the three months ended March 31, 2024:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2023	902,806	$142.96	4.42
Granted	68,380	$325.51
Exercised	(156,527)	$104.48
Outstanding at March 31, 2024	814,659	$165.67	4.73
Exercisable at March 31, 2024	575,646	$132.89	4.00

Schedule of weighted average fair values and assumptions used	The weighted average grant date fair values and assumptions used were as follows:

	Three Months Ended
	March 31, 2024	March 31, 2023
Weighted average grant date fair value	$115.76	$85.75
Assumptions:
Expected volatility	36%	33%
Dividend yield	—%	—%
Risk-free interest rate	4.20%	4.22%
Expected life	4.3 years	5 years

Summary of RSU and PSU activity	The following table summarizes RSU and PSU activity for the three months ended March 31, 2024:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	105,256	$226.29	621,011	$218.27
Granted	48,626	$325.51	42,826	$325.51
Shares vested	(9,544)	$174.96	(22,648)	$214.55
Forfeited	(50,194)	$231.36	(22,751)	$215.86
Outstanding at March 31, 2024	94,144	$280.04	618,438	$225.92

Schedule of non-cash stock compensation expense
Stock compensation expense for the three months ended March 31, 2024 and March 31, 2023 has been allocated as follows:

	Three Months Ended
	March 31, 2024	March 31, 2023
	(in thousands)
Direct costs	$6,721	$5,668
Selling, general and administrative	6,460	9,091
Total	$13,181	$14,759